Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023
Pay vs Performance Disclosure
Net Income (Loss)	$ (2,429,433)	$ 1,319,697	$ (1,085,777)